Bank loans (Details Narrative)	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan | $	$ 1,358,221	$ 462,029	$ 402,254
Interest expense | $	46,723	35,361	$ 24,250
China Construction Bank 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan	$ 218,400	$ 257,997		¥ 1,500,000	¥ 1,636,000
Interest rate	0.50%	3.8525%
Term	12 months	12 months
Line of credit					1,636,000
Expiration date		May 14, 2022
China Construction Bank 1 [Member] | Ms Ting Chang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate		4.40%
Term		36 months
Line of credit					2,325,000
Expiration date		May 07, 2023
China Construction Bank 1 [Member] | Ms Ting T Ing Chang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan		$ 204,032			1,293,798
Interest rate		4.80%
Beijing Wholly Bank 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan	$ 363,773	$ 204,032		2,498,439	1,293,798
Interest rate	1.65%	4.80%
Term	12 months	5 months
Line of credit						¥ 1,293,798
Expiration date		May 24, 2022
Beijing Wholly Bank 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan	$ 146,328			1,005,000
Interest rate	2.00%
Term	12 months
China Citic Wholly Bank 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan	$ 291,200			2,000,000
Interest rate	0.35%
Term	12 months
China Construction Wholly Bank 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan	$ 338,520			2,325,000
Interest rate	4.40%
Term	36 months
Ms Ting T Ing Chang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit				¥ 2,325,000
Expiration date	May 07, 2023
China Construction Bank 2 [Member] | Ms Ting Chang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan		$ 366,653			¥ 2,325,000
China Construction Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate		3.8525%